Related Party Transactions - Schedule of Net Transfers (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Net transfers to (from) Parent per combined statements of cash flows	$ (90.4)	$ (140.2)	$ (290.1)	$ (621.3)	$ (119.7)
Related Party
Related Party Transaction [Line Items]
Cash pooling and general financing activities	92.1	67.4	(199.3)	36.1	(305.2)
Licensing of content	1.3	115.0	540.0	733.3	567.7
Corporate reimbursements	(5.3)	1.3	7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	6.3	27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral	0.0	(49.8)	(85.5)	(183.7)	(172.9)
Net transfers to (from) Parent per combined statements of cash flows	90.4	140.2	290.1	621.3	119.7
Share-based compensation (including allocation of share-based compensation)	(6.0)	(12.2)	(62.5)	(73.4)	(70.2)
Other non-cash transfer	(38.0)	3.2	11.9	2.5	0.0
Net transfers to Parent per unaudited condensed consolidated statements of equity (deficit)	46.4	131.2	239.5	550.4	49.5
Transfers to parent, net	35.0
Starz Business of Lions Gate Entertainment Corp
Related Party Transaction [Line Items]
Net transfers to (from) Parent per combined statements of cash flows	76.5	50.3	129.5	347.7	(70.9)
Starz Business of Lions Gate Entertainment Corp | Related Party
Related Party Transaction [Line Items]
Cash pooling and general financing activities	(83.0)	(54.3)	223.3	(10.6)	346.7
Licensing of content	0.8	(114.3)	(550.1)	(713.2)	(589.7)
Operating expense reimbursement	5.3	(1.3)	(7.0)	(13.3)	(10.8)
Corporate expense allocations (excluding allocation of share-based compensation)	(2.3)	(6.3)	(27.9)	(22.3)	(19.3)
Proceeds from sales of accounts receivable	0.0	49.8	85.5	183.7	172.9
Net transfers to (from) Parent per combined statements of cash flows	(79.2)	(126.4)	(276.2)	(575.7)	(100.2)
Share-based compensation (including allocation of share-based compensation)	(5.5)	(4.3)	(26.4)	(28.7)	(29.9)
Other non-cash transfer	35.0	0.0
Net transfers to Parent per unaudited condensed consolidated statements of equity (deficit)	(49.7)	$ (130.7)	$ (302.6)	$ (604.4)	$ (130.1)
Transfers to parent, net	$ 35.0